Nature of Operations and Going Concern	12 Months Ended
Mar. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Nature of Operations and Going Concern

1.	NATURE OF OPERATIONS AND GOING CONCERN

Amarc Resources Ltd. (the “Company” or “Amarc”) is incorporated under the laws of the province of British Columbia, and its principal business activity is the acquisition and exploration of mineral properties. Its principal mineral property interests are located in British Columbia (“BC”). The address of the Company’s corporate office is 15th Floor, 1040 West Georgia Street, Vancouver, BC, Canada V6E 4H1.

The Company is in the process of exploring its mineral property interests and has not yet determined whether its mineral property interests contain economically recoverable mineral reserves. The Company’s continuing operations are entirely dependent upon the existence of economically recoverable mineral reserves, the ability of the Company to obtain the necessary financing to continue the exploration and development of its mineral property interests and to obtain the permits necessary to mine, and on future profitable production or proceeds from the disposition of its mineral property interests.

These consolidated financial statements (the “Financial Statements”) have been prepared on a going concern basis, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future. As at March 31, 2018, the Company had cash of $3,308,469, a working capital surplus, and a shareholders’ deficiency.

In July 2017, the Company announced that it had entered into a Mineral Property Farm-In Agreement with Hudbay Minerals Inc. (note 6). During the year ended March 31, 2018, the Company received $3.5 million under the IKE Option Agreement (note 6(a)) and $2.9 million under the JOY Option Agreement (note 6(b)).

The Company will need to seek additional financing to meet its exploration and development objectives. The Company has a reasonable expectation that additional funds will be available when necessary to meet ongoing exploration and development costs. However, there can be no assurance that the Company will continue to be able to obtain additional financial resources or will achieve profitability or positive cash flows. If the Company is unable to obtain adequate additional financing, the Company will be required to re-evaluate its planned expenditures until additional funds can be raised through financing activities. These factors indicate the existence of a material uncertainty that raises significant doubt about the Company’s ability to continue as a going concern.

These Financial Statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.